Condensed Balance Sheet (Parenthetical) - $ / shares	Jul. 02, 2021	Jun. 29, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 02, 2021	Feb. 24, 2021
Preferred stock, par value			$ 0.0001			$ 0.0001
Preferred stock, shares authorized			5,000,000			5,000,000
Preferred stock, shares issued			0		0	0
Preferred stock, shares outstanding			0		0	0
Common stock, shares outstanding			38,427
Common stock, shares forfeiture						825,000
Temporary equity shares outstanding	25,000,000		25,000,000	0	0		0
Common Class A [Member]
Common stock, par value			$ 0.0001			$ 0.0001
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares issued			640,000			0
Common stock, shares outstanding			640,000			0
Temporary equity shares outstanding			25,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during period new shares issued	3,000,000
Common Class A [Member] | Subsequent Event [Member] | Over-Allotment Option [Member]
Stock issued during period new shares issued	25,300,000
Common Class B [Member]
Common stock, par value			$ 0.0001			$ 0.0001
Common stock, shares authorized			50,000,000			6,325,000
Common stock, shares issued			6,250,000			5,750,000
Common stock, shares outstanding			6,250,000	6,250,000		5,750,000
Temporary equity shares outstanding						825,000
Common Class B [Member] | Founder [Member]
Common stock, shares outstanding		6,325,000
Common stock, shares forfeiture			825,000			825,000
Stock issued during period new shares issued		575,000
Common Class B [Member] | Subsequent Event [Member] | Founder [Member]
Common stock, shares outstanding		6,325,000
Stock issued during period new shares issued		575,000
Common Class B [Member] | Subsequent Event [Member] | Founder [Member] | Over-Allotment Option [Member]
Common stock, shares outstanding		825,000
Common stock, shares forfeiture		825,000